SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION	12 Months Ended
Dec. 31, 2011
SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION

SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION

THE PROGRESSIVE CORPORATION AND SUBSIDIARIES

(millions)

		Future
		policy
		benefits,		Other
		losses,		policy			Benefits,	Amortization
	Deferred	claims,		claims			claims,	of deferred
	policy	and		and		Net	losses, and	policy	Other	Net
	acquisition	loss	Unearned	benefits	Premium	investment	settlement	acquisition	operating	premiums
Segment	costs[1]	expenses[1]	premiums[1]	payable[1]	revenue	income[1,2]	expenses	costs	expenses	written
Year ended December 31, 2011:
Personal Lines					$13,431.1		$9,615.2	$1,231.9	$1,664.7	$13,612.2
Commercial Auto					1,467.1		1,010.7	166.6	156.3	1,534.3
Other indemnity					4.6		8.9	.7	.5	.1

Total	$433.6	$7,245.8	$4,579.4	$0	$14,902.8	$466.5	$10,634.8	$1,399.2	$1,821.5	$15,146.6

Year ended December 31, 2010:
Personal Lines					$12,826.9		$9,159.6	$1,188.1	$1,587.1	$13,024.4
Commercial Auto					1,474.2		958.6	167.9	162.7	1,449.5
Other indemnity[3]					13.7		13.1	3.9	(9.7)	2.9

Total	$417.2	$7,071.0	$4,353.8	$0	$14,314.8	$508.2	$10,131.3	$1,359.9	$1,740.1	$14,476.8

Year ended December 31, 2009:
Personal Lines					$12,365.9		$8,847.0	$1,171.6	$1,410.2	$12,453.1
Commercial Auto					1,623.3		1,050.7	187.0	155.8	1,533.9
Other indemnity					23.6		7.2	6.0	1.7	15.9

Total	$402.2	$6,653.0	$4,172.9	$0	$14,012.8	$495.9	$9,904.9	$1,364.6	$1,567.7	$14,002.9

[1]	Progressive does not allocate assets, liabilities, or investment income to operating segments.
[2]	Excludes total net realized gains (losses) on securities.
[3]	We sold our professional liability insurance businesses in the first quarter 2010. The gain on the sale is reflected in other operating expenses.